LAND USE RIGHTS AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
LAND USE RIGHTS AND INTANGIBLE ASSETS [Text Block]

11. LAND USE RIGHTS AND INTANGIBLE ASSETS

(a) Deposits for purchase of land use rights

As of December 31, 2015 and 2014, deposits for the purchase of land use rights represent deposits for purchase of land use rights in Dongguan City of approximately $14.02 million (RMB90.76 million) and $14.80 million (RMB90.76 million) by IST, respectively.

(b) Intangible assets

As of December 31, 2015 and 2014, intangible assets consist of:

	December 31,	December 31
	2015	2014
Software development costs	$4,328,566	$4,575,753
Trademarks	946,421	932,765
Sub-Total	5,274,987	5,508,518
Less: accumulated amortization	(2,744,884)	(2,014,504)
Intangible assets, net	$2,530,103	$3,494,014

Amortization expense for the years ended December 31, 2015, 2014 and 2013 was approximately $0.88 million, $0.92 million and $1.23 million, respectively.

Based on the discounted cash flow method, management determined approximately $0 million, $2.33 and $2.01 million of intangible assets was impaired during the years ended December 31, 2015, 2014 and 2013.

Estimated amortization for the next five years is as follows:

2016	$864,813
2017	854,204
2018	747,570
2019	61,910
2020	1,606
Total	$2,530,103